United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  5/31/09

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Federated Intermediate Municipal Trust

Portfolio of Investments

August 31, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--98.5%
		Alabama--1.4%
$1,000,000		Alabama State Public School & College Authority, Refunding Revenue Bonds (Series 1998), 5.125% (FSA INS), 11/1/2014	$1,019,420
1,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	959,860
		TOTAL	1,979,280
		Arizona--0.5%
750,000		Arizona Health Facilities Authority, Revenue Bonds (Series 2004), 5.00% (Blood Systems, Inc.), 4/1/2019	750,330
		Arkansas--1.0%
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	945,280
535,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	512,032
		TOTAL	1,457,312
		California--4.6%
290,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	301,295
1,000,000		California State Department of Water Resources, Water System Revenue Bonds (Series 2008AE), 5.00% (Central Valley Project), 12/1/2021	1,076,710
3,000,000		California State, UT GO Bonds (Series 2008), 5.00%, 4/1/2016	3,258,990
2,000,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds, 5.00%, 2/15/2025	1,817,900
		TOTAL	6,454,895
		Colorado--0.7%
20,000		Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	20,342
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2016	1,010,810
		TOTAL	1,031,152
		Connecticut--2.9%
3,685,000		Connecticut State, GO Bonds (Series 2008A), 5.00%, 4/15/2016	4,077,563
		District of Columbia--1.4%
470,000		District of Columbia, Refunding Revenue Bonds, 5.50% (Catholic University of America)/ (AMBAC INS), 10/1/2012	488,527
1,405,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	1,462,113
		TOTAL	1,950,640
		Florida--5.1%
2,000,000		Florida State Board of Education, UT GO Bonds (Series 2006C), 5.00%, 6/1/2022	2,108,840
2,135,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2019	2,268,630
2,630,000		Tallahassee, FL Consolidated Utility System, Revenue Bonds (Series 2007), 5.00%, 10/1/2019	2,801,844
		TOTAL	7,179,314
		Georgia--4.6%
1,400,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	1,439,760
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,011,100
2,000,000		Municipal Electric Authority of Georgia, General Resolution Subordinated Bonds (Series 2008A), 5.25%, 1/1/2018	2,159,120
940,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series Y), 6.40%, 1/1/2009	953,846
		TOTAL	6,563,826
		Illinois--5.6%
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2007D), 5.00% (FSA INS), 12/1/2021	2,118,540
300,000		Chicago, IL Metropolitan Water Reclamation District, GO UT Refunding Bonds, 5.20% (Original Issue Yield: 5.25%), 12/1/2013	307,584
2,000,000		Chicago, IL, UT GO Bonds (Series 2008A), 5.00%, 1/1/2019	2,154,480
1,000,000		Illinois Department Central Management Services, COPs, 5.50% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 7/1/2013	1,034,260
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2007), 5.00% (University of Chicago), 7/1/2019	1,071,090
855,000		Illinois Finance Authority, Refunding Revenue Bonds (Series 2007), 5.00% (Loyola University), 7/1/2022	864,687
340,000		Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Refunding Revenue Bonds, 6.75% (Original Issue Yield: 6.85%), 6/1/2010	358,003
		TOTAL	7,908,644
		Indiana--2.6%
500,000		Indiana Development Finance Authority, Environmental Improvement Revenue Bonds, 5.25% TOBs (Marathon Oil Corp.), Mandatory Tender 12/2/2011	510,060
2,960,000		Indianapolis, IN Gas Utility Distribution System, Second Lien Refunding Revenue Bonds (Series 2008C), 5.00% (Assured Guaranty Corp. INS), 6/1/2013	3,204,022
		TOTAL	3,714,082
		Iowa--0.7%
1,000,000		Iowa Finance Authority, Health Facilities Development Refunding Revenue Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2016	977,960
		Kansas--0.0%
25,000		Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA Home Mortgage Program COL), 12/1/2016	25,788
		Maryland--3.1%
2,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2019	2,202,800
2,000,000		Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2021	2,158,400
		TOTAL	4,361,200
		Michigan--13.9%
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 5.87%), 5/1/2018	1,109,510
500,000		Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series A), 6.25% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100)/(Original Issue Yield: 6.25%), 4/15/2027	558,085
2,000,000		Detroit, MI, Refunding UT GO Bonds (Series 2008-B), 5.00% (Assured Guaranty Corp. INS), 4/1/2018	2,087,880
1,785,000		Kent County, MI Airport Revenue, LT GO Airport Revenue Bonds (Series 2007), 5.00% (Gerald R. Ford International Airport), 1/1/2021	1,876,803
2,000,000		Michigan Municipal Bond Authority Clean Water Revolving Fund, Revenue Bonds, 5.00%, 10/1/2020	2,151,400
4,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	4,042,680
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	5,219,850
650,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.125% (NSF International), 8/1/2019	626,022
2,000,000		Michigan State Strategic Fund, Revenue Refunding PCRBs (Series C), 5.45% (Detroit Edison Co.), 9/1/2029	1,982,720
		TOTAL	19,654,950
		Missouri--1.3%
1,665,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,711,021
130,000		Missouri State Environmental Improvement & Energy Resources Authority, Refunding Revenue Bonds, 6.00%, 1/1/2016	130,413
		TOTAL	1,841,434
		Nevada--2.3%
2,000,000		Clark County, NV School District, LT GO Building Bonds (Series 2008A), 5.00%, 6/15/2014	2,191,600
1,100,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	1,100,429
		TOTAL	3,292,029
		New Jersey--2.3%
1,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2018	1,073,680
2,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.25%, 12/15/2020	2,163,920
		TOTAL	3,237,600
		New York--3.9%
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2007 Series A), 5.00%, 8/1/2022	2,071,340
1,250,000		New York State Environmental Facilities Corp., Clean Water & Drinking Water Revolving Funds Revenue Bonds (Series 2008A), 5.00%, 6/15/2022	1,330,575
2,000,000		New York State Thruway Authority, Second General Highway & Bridge Trust Fund Revenue Bonds (Series 2007B), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund), 4/1/2023	2,101,260
		TOTAL	5,503,175
		North Carolina--2.0%
665,000		Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2017	742,426
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003A), 5.50%, 1/1/2012	1,048,300
1,000,000		North Carolina Eastern Municipal Power Agency, Refunding Revenue Bonds, 6.00% (AMBAC INS), 1/1/2018	1,098,870
		TOTAL	2,889,596
		Ohio--6.2%
1,150,000		American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project Revenue Bonds (Series 2008A), 5.00%, 2/15/2016	1,231,420
2,000,000		Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007P), 5.00%, 1/1/2017	2,185,000
3,195,000		Lucas County, OH HDA, Hospital Refunding Revenue Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 11/15/2008	3,212,381
1,000,000		Montgomery County, OH, Revenue Bonds, 5.50% (Catholic Health Initiatives)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 5.09%), 9/1/2016	1,088,550
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	1,032,360
		TOTAL	8,749,711
		Pennsylvania--11.6%
1,555,000		Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 6/15/2018	1,611,073
1,725,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2018	1,787,825
2,550,000	[1,2]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 3.4097% (Geisinger Health System), 2/1/2015	1,278,672
1,000,000		Pennsylvania Intergovernmental Coop Authority, Special Tax, 5.25% (FGIC INS), 6/15/2015	1,019,260
1,210,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	1,281,088
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.50% (Philadelphia University), 6/1/2020	507,835
5,000,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	5,055,350
2,000,000		Philadelphia, PA, Refunding UT GO Bonds (Series 2007A), 5.00% (FSA INS), 8/1/2019	2,092,660
415,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA), 12/1/2012	446,619
1,190,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 6.00% (Guthrie Healthcare System, PA)/(United States Treasury PRF 12/1/2011@101)/(Original Issue Yield: 5.20%), 12/1/2012	1,324,149
		TOTAL	16,404,531
		Rhode Island--0.3%
445,000		Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Radian Asset Assurance, Inc. INS), 7/1/2010	461,683
		South Carolina--1.5%
2,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds (Series 2007A), 5.00% (CareAlliance Health Services)/(FSA INS), 8/15/2016	2,070,720
		Tennessee--1.5%
500,000		Clarksville, TN Natural Gas Acquisition Corp., Gas Revenue Bonds (Series 2006), 5.00%, 12/15/2021	436,330
500,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2011	551,720
1,000,000		Sullivan County, TN Health Educational & Housing Facilities Board, Hospital Revenue Bonds, 6.25% (Wellmont Health System)/(Escrowed In Treasuries COL), 9/1/2012	1,125,950
		TOTAL	2,114,000
		Texas--10.7%
1,000,000		Bell County, TX HFDC, Refunding Revenue Bonds, 5.375% (FSA INS), 12/1/2013	1,026,800
1,430,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2016	1,520,919
2,000,000		North Central Texas HFDC, Hospital Refunding Revenue Bonds (Series 2002), 5.50% (Children's Medical Center of Dallas)/(AMBAC INS), 8/15/2017	2,113,820
335,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2006), 4.95% (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS), 3/1/2018	334,598
2,000,000		San Antonio, TX Electric & Gas System, Revenue Bonds (Series 2008), 5.00%, 2/1/2018	2,183,060
1,000,000		San Antonio, TX Water System, Refunding Revenue Bonds (Series 2002), 5.50% (FSA INS), 5/15/2016	1,081,870
2,505,000		San Antonio, TX, Tax & Revenue Certificates of Obligation (Series 2007), 5.00%, 8/1/2019	2,705,600
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 4.75% (Texas State), 4/1/2025	2,022,420
2,000,000		Texas State University System, Revenue Financing System Revenue Bonds (Series 2008), 5.00%, 3/15/2018	2,171,240
		TOTAL	15,160,327
		Utah--2.3%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2020	1,036,840
1,050,000		Salt Lake County, UT Municipal Building Authority, Refunding Revenue Bonds (Series 2001), 5.20% (United States Treasury PRF 10/15/2011@100)/(Original Issue Yield: 5.33%), 10/15/2020	1,137,686
1,000,000		Utah County, UT IDA, Environmental Improvement Revenue Bonds, 5.05% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,013,760
		TOTAL	3,188,286
		Virginia--2.3%
1,000,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.25% (United States Treasury PRF 6/1/2012@100)/(Original Issue Yield: 5.301%), 6/1/2019	1,057,520
2,000,000		Virginia Resources Authority, Clean Water State Revolving Fund Subordinated Revenue Bonds (Series 2008), 5.00%, 10/1/2019	2,193,880
		TOTAL	3,251,400
		Washington--0.7%
1,000,000		Clark County, WA School District No. 114 Evergreen, UT GO Refunding Bonds (Series 1999), 5.25%, 6/1/2015	1,031,770
		Wisconsin--1.5%
1,000,000		Milwaukee County, WI, (Series A), 5.00%, 10/1/2016	1,058,800
980,000		Wisconsin State HEFA, Refunding Revenue Bonds, 6.00% (Wheaton Franciscan HealthCare)/(United States Treasury PRF 2/15/2012@101)/(Original Issue Yield: 5.33%), 8/15/2014	1,096,306
		TOTAL	2,155,106
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $139,429,601)	139,438,304
		SHORT-TERM MUNICIPALS--0.6%[3]
		Pennsylvania--0.1%
200,000		Philadelphia, PA Hospitals & Higher Education Facilities Authority, (Series 2002-B) Daily VRDNs (Children's Hospital of Philadelphia)/(JPMorgan Chase Bank, N.A. LIQ), 2.200%, 9/2/2008	200,000
		Virginia--0.5%
700,000		Roanoke, VA IDA, (Series 2005A-2) Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 2.550%, 9/2/2008	700,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	900,000
		TOTAL INVESTMENTS --- 99.1% (IDENTIFIED COST $140,329,601)[4]	140,338,304
		OTHER ASSETS AND LIABILITIES --- NET --- 0.9%[5]	1,243,557
		TOTAL NET ASSETS --- 100%	$141,581,861

At August 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax.
1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, this restricted security amounted to $1,278,672, which represented 0.9% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At August 31, 2008, this liquid restricted security amounted to $1,278,672, which represented 0.9% of total net assets.

3	Current rate and next reset date shown for Variable Rate Demand Notes.
4
At August 31, 2008, the cost of investments for federal tax purposes was $140,316,951.  The net unrealized appreciation of investments for federal tax purposes was $21,353.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,264,641 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,243,288.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, municipal mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.
In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, and a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ ---
Level 2 – Other Significant Observable Inputs	140,338,304
Level 3 – Significant Unobservable Inputs	---
Total	$140,338,304

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Intermediate Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008